Common shares, preferred shares and other equity instruments (Tables)	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Schedule of Common Shares (Detail)
An unlimited number of common shares without nominal or par value.
Issued and fully paid:

	2020			2019
As at October 31 ($ millions)	Number of shares		Amount	Number of shares		Amount
Outstanding at beginning of year	1,216,132,250		$18,264	1,227,027,624		$18,234
Issued in relation to share-based payments, net (Note 26)	941,847		59	4,111,476		253
Issued in relation to the acquisition of a subsidiary or associated corporation	–		–	21,250		2
Repurchased for cancellation under the Normal Course Issuer Bid	(5,594,800)		(84)	(15,028,100)		(225)
Outstanding at end of year	1,211,479,297	(1)	$18,239	1,216,132,250	(1)	$18,264

(1)
In the normal course of business, the Bank’s regulated Dealer subsidiary purchases and sells the Bank’s common shares to facilitate trading/institutional client activity. During fiscal 2020, the number of such shares bought and sold was 20,290,297 (2019 – 16,818,144).

Schedule of Preferred Shares (Detail)
An unlimited number of preferred shares without nominal or par value.
Issued and fully paid:

	2020				2019
As at October 31 ($ millions)	Number of shares	Amount	Dividends declared per share (1)	Conversion feature	Number of shares	Amount	Dividends declared per share (1)	Conversion feature
Preferred shares (a) :
Series 30 (b)	–	–	0.227500	Series 31	6,142,738	154	0.455000	Series 31
Series 31 (b)	–	–	0.331828	Series 30	4,457,262	111	0.657072	Series 30
Series 32 (c)(d)	11,161,422	279	0.515752	Series 33	11,161,422	279	0.515752	Series 33
Series 33 (c)(d)	5,184,345	130	0.579323	Series 32	5,184,345	130	0.742073	Series 32
Series 34 (c)(e)(f)	14,000,000	350	1.375000	Series 35	14,000,000	350	1.375000	Series 35
Series 36 (c)(e)(g)	20,000,000	500	1.375000	Series 37	20,000,000	500	1.375000	Series 37
Series 38 (c)(e)(h)	20,000,000	500	1.212500	Series 39	20,000,000	500	1.212500	Series 39
Series 40 (c)(e)(i)	12,000,000	300	1.212500	Series 41	12,000,000	300	1.271475	Series 41
Total preferred shares	82,345,767	$2,059			92,945,767	$2,324

(1)	Dividends declared from November 1, 2019 to October 31, 2020.

Terms of preferred shares

	First issue date	Issue price	Initial dividend	Initial dividend payment date	Rate reset spread	Redemption date	Redemption price
Preferred shares (a) :
Series 30 (b)	April 12, 2010	25.00	0.282200	July 28, 2010	1.00%	April 27, 2020	25.00
Series 31 (b)	April 26, 2015	25.00	0.095500	July 29, 2015	1.00%	April 27, 2020	25.00
Series 32 (c)(d)	February 28, 2011	25.00	0.215410	April 27, 2011	1.34%	February 2, 2021	25.00
Series 33 (c)(d)	February 2, 2016	25.00	0.105690	April 27, 2016	1.34%	February 2, 2016 to February 2, 2021	25.50
Series 34 (c)(e)(f)	December 17, 2015	25.00	0.497300	April 27, 2016	4.51%	April 26, 2021	25.00
Series 36 (c)(e)(g)	March 14, 2016	25.00	0.508600	July 27, 2016	4.72%	July 26, 2021	25.00
Series 38 (c)(e)(h)	September 16, 2016	25.00	0.441800	January 27, 2017	4.19%	January 27, 2022	25.00
Series 40 (c)(e)(i)	October 12, 2018	25.00	0.362100	January 29, 2019	2.43%	January 27, 2024	25.00

(a)
Non-cumulative
preferential cash dividends on all series are payable quarterly, as and when declared by the Board. Dividends on the
Non-cumulative
5-Year
Rate Reset Preferred Shares (Series  32) and the
Non-cumulative
5-Year
Rate Reset Preferred Shares Non Viability Contingent Capital (NVCC) (Series 34, 36, 38, and 40) are payable at the applicable rate for the initial five-year fixed rate period ending one day prior to the redemption date. Subsequent to the initial five-year fixed rate period, and resetting every five years thereafter, the dividend on such Rate Reset Preferred Shares will be determined by the sum of the
5-year
Government of Canada Yield plus the indicated rate reset spread, multiplied by $25.00. If outstanding, non-cumulative
preferential cash dividends on the Series  33, 35, 37, 39, and 41 are payable quarterly, as and when declared by the Board. Dividends on the
Non-cumulative
5-Year
Rate Reset Preferred Shares (Series  33) and the
Non-cumulative
5-Year
Rate Reset Preferred Shares NVCC (Series 35, 37, 39, and 41) are payable, at a rate equal to the sum of the three month Government of Canada Treasury Bill rate plus the rate reset spread of the converted preferred shares, multiplied by $25.00. For each of the years presented, the Bank paid all of the non-cumulative
preferred share dividends.

(b)	On April 27, 2020 the Bank redeemed all outstanding Non-cumulative Preferred shares Series 30 and 31 and paid dividends of $0.227500 and $0.331828, respectively, per share.
(c)
Holders of Fixed Rate Reset Preferred Shares (Series 32, 34, 36, 38, and 40) will have the option to convert shares into an equal number of the relevant series of Floating Rate Preferred Shares on the applicable Rate Reset Series conversion date and every five years thereafter. Holders of Floating Rate Reset Preferred Shares (Series 33, 35, 37, 39, and 41, if outstanding) have reciprocal conversion options into the relevant series of Fixed Rate Reset Preferred Shares. With respect to Series 32 and 33, 34 and 35, 36 and 37, 38 and 39, and 40 and 41, if the Bank determines that, after giving effect to any Election Notices received, there would be less than 1,000,000 Fixed Rate or Floating Rate Preferred Shares of such Series issued and outstanding on an applicable conversion date, then all of the issued and outstanding preferred shares of such Series will automatically be converted into an equal number of the preferred shares of the other relevant Series.

(d)
Holders of Series 32 Non-cumulative 5-Year Rate Reset Preferred Shares will have the option to convert shares into an equal number of Series 33 non-cumulative floating rate preferred shares on February 2, 2021 and on February 2 every five years thereafter. With regulatory approval, the Series 32 preferred shares may be redeemed by the Bank on February 2, 2021, and every five years thereafter, at $25.00 per share, together with declared and unpaid dividends. With regulatory approval, the Series 33 Non-cumulative Preferred Shares may be redeemed by the Bank at (i) $25.00 together with all declared and unpaid dividends to the date fixed for redemption in the case of redemptions on February 2, 2021 and on February 2 every five years thereafter, or (ii) $25.50 together with all declared and unpaid dividends to the date fixed redemption on any other date after February 2, 2016.

(e)	These preferred shares contain NVCC provisions necessary for the shares to qualify as Tier 1 regulatory capital under Basel III.
(f)
Holders of Series 34 Non-cumulative 5-Year Rate Reset Preferred Shares (NVCC) will have the option to convert shares into an equal number of Series 35 non-cumulative floating rate preferred shares on April 26, 2021, and on April 26 every five years thereafter. With regulatory approval, Series 34 preferred shares may be redeemed by the Bank on April 26, 2021 and every five years thereafter, and for Series 35 preferred shares (NVCC), if applicable, on April 26, 2026 and every five years thereafter, at $25.00 per share, together with declared and unpaid dividends.

(g)
Holders of Series 36 Non-cumulative 5-Year Rate Reset Preferred Shares (NVCC) will have the option to convert shares into an equal number of Series 37 non-cumulative floating rate preferred shares (NVCC) on July 26, 2021, and on July 26 every five years thereafter. With regulatory approval, Series 36 preferred shares may be redeemed by the Bank on July 26, 2021 and every five years thereafter, and for Series 37 preferred shares, if applicable, on July 26, 2026 and every five years thereafter, at $25.00 per share, together with declared and unpaid dividends
.

(h)
Holders of Series 38 Non-cumulative 5-Year Rate Reset Preferred Shares (NVCC) will have the option to convert shares into an equal number of Series 39 non-cumulative floating rate preferred shares (NVCC) on January 27, 2022, and on January 27 every five years thereafter. With regulatory approval, Series 38 preferred shares may be redeemed by the Bank on January 27, 2022 and every five years thereafter, and for Series 39 preferred shares, if applicable, on January 27, 2027 and every five years thereafter, at $25.00 per share, together with declared and unpaid dividends.

(i)
Holders of Series 40 Non-cumulative 5-Year Rate Reset Preferred Shares (NVCC) will have the option to convert shares into an equal number of Series 41 non-cumulative floating rate preferred shares (NVCC) on January 27, 2024, and on January 27 every five years thereafter. With regulatory approval, Series 40 preferred shares may be redeemed by the Bank on January 27, 2024 and every five years thereafter, and for Series 41 preferred shares, if applicable, on January 27, 2029 and every five years thereafter, at $25.00 per share, together with declared and unpaid dividends.

Schedule of Other equity instruments
Other equity instruments are comprised of subordinated additional Tier 1 capital securities (NVCC):

								2020		2019
First issue date	Notional Amount ($ millions)		Reset date	Interest rate	Payment frequency	Interest rate after reset	Redemption frequency after reset	Amount	Distributions paid per Note (1)	Amount	Distributions paid per Note (1)

October 12, 2017	US$	1,250	October 12, 2022	4.65%	Semi-annually	LIBOR (2) +2.648%	Quarterly	$1,560	US$46.50	$1,560	US$46.50
June 4, 2020	US$	1,250	June 4, 2025	4.90%	Quarterly	UST (3) +4.551%	Every five years	$1,689	US$12.25	–	–
Total other equity instruments								$3,249		$1,560

(1)	Distributions paid from November 1, 2019 to October 31, 2020 per face amount of US$1,000.
(2)	Three-month US$ LIBOR.
(3)	The then-prevailing five-year U.S. Treasury Rate.